AST BLACKROCK CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 99.4%
Corporate Bonds — 94.6%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
4.750%	03/30/30	10	$11,806
Aerospace & Defense — 3.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
1.167%	02/04/23	10	10,021
2.950%	02/01/30	5	5,094
5.805%	05/01/50	15	20,050
5.930%	05/01/60	10	13,662
General Dynamics Corp.,
Gtd. Notes
4.250%	04/01/40	5	6,071
L3 Technologies, Inc.,
Gtd. Notes
3.850%	06/15/23	25	25,980
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
2.900%	12/15/29	10	10,481
4.400%	06/15/28	37	42,229
4.400%	06/15/28	15	17,113
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/50	5	4,956
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/28	40	43,216
5.250%	05/01/50	10	13,940
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.500%	03/15/27	5	5,490
4.125%	11/16/28	50	56,920
4.500%	06/01/42	15	18,448
			293,671
Agriculture — 1.4%
Altria Group, Inc.,
Gtd. Notes
3.875%	09/16/46	10	9,740
4.000%	02/04/61	5	4,811
4.800%	02/14/29	5	5,750
5.950%	02/14/49	20	25,468
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	20	19,868
3.462%	09/06/29	10	10,515
4.540%	08/15/47	20	20,837
4.700%	04/02/27	15	16,937
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.500%	05/01/25	15	15,221
			129,147
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (continued)
Airlines — 0.4%
United Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.875%	04/15/29		28	$31,029
United Airlines 2020-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.875%	07/15/27		4	4,947
				35,976
Auto Manufacturers — 5.3%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
1.000%	09/10/25		15	14,927
1.200%	07/08/25		15	15,081
2.150%	09/10/24		20	20,797
Ford Motor Co.,
Sr. Unsec’d. Notes
4.346%	12/08/26		20	21,329
General Motors Co.,
Sr. Unsec’d. Notes
5.950%	04/01/49		15	19,830
6.125%	10/01/25		30	35,162
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	01/05/23		85	87,656
3.450%	01/14/22		5	5,029
4.300%	07/13/25		70	76,701
5.250%	03/01/26		28	31,995
Jr. Sub. Notes, Series C
5.700%(ff)	09/30/30(oo)		5	5,759
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.800%	10/15/25		40	40,296
2.850%	11/01/22		50	51,178
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.150%	08/13/27		5	4,916
1.900%	04/06/28		25	25,323
2.150%	02/13/30		10	10,149
Volkswagen Financial Services AG (Germany),
Sr. Unsec’d. Notes, EMTN
0.875%	04/12/23	EUR	25	29,403
				495,531
Banks — 9.7%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.687%(ff)	04/22/32		30	30,625
3.419%(ff)	12/20/28		10	10,847
Sr. Unsec’d. Notes, MTN
1.922%(ff)	10/24/31		20	19,266
Sub. Notes, MTN
4.000%	01/22/25		5	5,438
Sub. Notes, Series L, MTN
3.950%	04/21/25		90	98,082
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series H
3.700%(ff)	03/20/26(oo)		15	15,705
A1

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (continued)
Banks (cont’d.)
BNP Paribas SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	10/24/22	EUR	30	$35,991
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		10	10,255
Sr. Unsec’d. Notes
2.976%(ff)	11/05/30		20	21,036
3.887%(ff)	01/10/28		15	16,580
Sub. Notes
4.450%	09/29/27		40	45,492
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
0.481%	01/27/23		10	10,001
1.093%(ff)	12/09/26		20	19,705
2.615%(ff)	04/22/32		20	20,236
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)		25	26,104
Sr. Unsec’d. Notes
0.563%(ff)	02/16/25		20	19,902
1.045%(ff)	11/19/26		20	19,683
2.301%(ff)	10/15/25		5	5,185
4.452%(ff)	12/05/29		25	28,760
Sub. Notes
3.625%	12/01/27		20	21,842
4.125%	12/15/26		40	44,953
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27		15	14,929
2.699%(ff)	01/22/31		10	10,339
Sr. Unsec’d. Notes, MTN
0.529%(ff)	01/25/24		20	20,011
Sub. Notes, GMTN
4.350%	09/08/26		20	22,553
Sub. Notes, MTN
4.875%	11/01/22		15	15,716
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.359%(ff)	05/22/24		200	205,249
U.S. Bancorp,
Jr. Sub. Notes, Series J
5.300%(ff)	04/15/27(oo)		25	28,572
Wells Fargo & Co.,
Jr. Sub. Notes, Series BB
3.900%(ff)	03/15/26(oo)		30	30,932
Sub. Notes, MTN
4.100%	06/03/26		20	22,281
Westpac Banking Corp. (Australia),
Sub. Notes
2.668%(ff)	11/15/35		5	4,895
				901,165
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Beverages — 1.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	45	$54,398
4.900%	02/01/46	10	12,419
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.500%	06/01/50	10	11,965
4.750%	01/23/29	60	70,651
4.750%	04/15/58	5	6,137
			155,570
Biotechnology — 1.5%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.125%	05/01/25	30	32,011
Baxalta, Inc.,
Gtd. Notes
4.000%	06/23/25	75	82,082
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.800%	10/01/50	10	9,475
2.950%	03/01/27	13	13,971
			137,539
Building Materials — 0.0%
Carrier Global Corp.,
Sr. Unsec’d. Notes
2.242%	02/15/25	5	5,181
Chemicals — 1.3%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.600%	11/15/50	5	5,316
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25	13	14,618
International Flavors & Fragrances, Inc.,
Gtd. Notes, 144A
3.468%	12/01/50	15	15,669
Sr. Unsec’d. Notes, 144A
2.300%	11/01/30	10	9,912
LYB International Finance III LLC,
Gtd. Notes
1.250%	10/01/25	10	9,981
3.375%	05/01/30	20	21,705
4.200%	10/15/49	5	5,689
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.300%	05/15/30	20	20,153
3.125%	06/01/24	14	14,828
3.450%	08/01/25	4	4,332
			122,203

A2

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Commercial Services — 1.4%
Global Payments, Inc.,
Sr. Unsec’d. Notes
1.200%	03/01/26	35	$34,646
2.650%	02/15/25	40	41,791
3.200%	08/15/29	30	31,716
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
1.650%	06/01/25	5	5,126
3.250%	06/01/50	13	13,970
			127,249
Computers — 3.1%
Apple, Inc.,
Sr. Unsec’d. Notes
1.400%	08/05/28	15	14,772
2.650%	05/11/50	20	19,254
2.650%	02/08/51	15	14,433
2.700%	08/05/51	5	4,862
3.350%	02/09/27	10	11,021
3.850%	08/04/46	15	17,511
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes
6.020%	06/15/26	17	20,275
8.350%	07/15/46	7	11,431
HP, Inc.,
Sr. Unsec’d. Notes, 144A
1.450%	06/17/26	65	64,758
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.300%	05/15/26	100	109,111
			287,428
Diversified Financial Services — 1.4%
Air Lease Corp.,
Sr. Unsec’d. Notes
1.875%	08/15/26	20	19,940
3.375%	07/01/25	15	15,929
Sr. Unsec’d. Notes, MTN
2.875%	01/15/26	15	15,650
4.250%	02/01/24	10	10,725
Ally Financial, Inc.,
Sr. Unsec’d. Notes
1.450%	10/02/23	10	10,153
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
1.950%	09/20/26	25	24,773
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.800%	01/31/28	5	5,561
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series I
4.000%(ff)	06/01/26(oo)	10	10,425
Mastercard, Inc.,
Sr. Unsec’d. Notes
1.900%	03/15/31	15	15,075
			128,231
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Electric — 8.8%
AES Corp. (The),
Sr. Unsec’d. Notes
1.375%	01/15/26	35	$34,403
2.450%	01/15/31	15	14,853
Alliant Energy Finance LLC,
Gtd. Notes, 144A
3.750%	06/15/23	10	10,486
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.250%	06/15/31	5	5,031
2.900%	06/15/50	5	4,951
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.000%	05/15/26	20	21,377
Consumers Energy Co.,
First Mortgage
2.500%	05/01/60	5	4,409
Dominion Energy, Inc.,
Jr. Sub. Notes
3.071%	08/15/24	5	5,288
Sr. Unsec’d. Notes
3.900%	10/01/25	15	16,408
Sr. Unsec’d. Notes, Series B
3.300%	04/15/41	5	5,221
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30	5	5,056
Duke Energy Florida LLC,
First Mortgage
2.500%	12/01/29	15	15,560
3.850%	11/15/42	25	28,403
Duke Energy Progress LLC,
First Mortgage
3.450%	03/15/29	45	49,687
Emera U.S. Finance LP (Canada),
Sr. Unsec’d. Notes, 144A
0.833%	06/15/24	20	19,910
Entergy Corp.,
Sr. Unsec’d. Notes
0.900%	09/15/25	10	9,823
2.400%	06/15/31	8	7,933
2.800%	06/15/30	10	10,327
Exelon Corp.,
Sr. Unsec’d. Notes
4.700%	04/15/50	5	6,312
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series A
3.350%	07/15/22	50	50,583
Sr. Unsec’d. Notes, Series C
5.350%	07/15/47	10	12,193
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	21	22,872
Florida Power & Light Co.,
First Mortgage
3.150%	10/01/49	6	6,354

A3

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Electric (cont’d.)
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.250%	12/01/24	20	$21,360
MidAmerican Energy Co.,
First Mortgage
3.150%	04/15/50	5	5,235
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.900%	06/15/28	15	15,042
2.250%	06/01/30	15	15,108
2.750%	05/01/25	15	15,827
Northern States Power Co.,
First Mortgage
2.250%	04/01/31	10	10,164
2.600%	06/01/51	5	4,754
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.450%	12/02/27	15	15,174
Ohio Power Co.,
Sr. Unsec’d. Notes, Series P
2.600%	04/01/30	25	25,986
Sr. Unsec’d. Notes, Series Q
1.625%	01/15/31	5	4,776
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51	5	4,840
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
3.700%	11/15/28	40	44,918
3.800%	06/01/49	6	7,008
4.100%	06/01/22	30	30,461
Pacific Gas & Electric Co.,
First Mortgage
3.250%	06/15/23	25	25,660
3.450%	07/01/25	13	13,577
4.000%	12/01/46	15	14,373
4.450%	04/15/42	5	4,981
4.950%	07/01/50	15	15,923
Public Service Co. of Colorado,
First Mortgage, Series 34
3.200%	03/01/50	5	5,273
San Diego Gas & Electric Co.,
First Mortgage, Series WWW
2.950%	08/15/51	5	4,963
Sempra Energy,
Sr. Unsec’d. Notes
3.400%	02/01/28	25	27,067
4.000%	02/01/48	5	5,587
Southern California Edison Co.,
First Mortgage
1.100%	04/01/24	35	35,173
First Mortgage, Series 20A
2.950%	02/01/51	5	4,576
First Mortgage, Series A
4.200%	03/01/29	20	22,487
First Mortgage, Series H
3.650%	06/01/51	5	5,142
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Electric (cont’d.)
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
3.450%	09/01/22	25	$25,508
4.450%	02/15/44	15	18,291
			816,674
Environmental Control — 0.3%
Republic Services, Inc.,
Sr. Unsec’d. Notes
0.875%	11/15/25	10	9,860
3.950%	05/15/28	20	22,476
			32,336
Foods — 0.6%
General Mills, Inc.,
Sr. Unsec’d. Notes
2.875%	04/15/30	5	5,262
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	47	49,411
			54,673
Gas — 0.5%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
2.850%	02/15/52	5	4,781
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
1.750%	10/01/30	10	9,592
NiSource, Inc.,
Sr. Unsec’d. Notes
0.950%	08/15/25	20	19,758
3.600%	05/01/30	11	12,072
			46,203
Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.750%	11/30/36	10	12,731
Healthcare-Services — 3.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.800%	06/15/23	20	20,712
3.875%	08/15/47	3	3,327
Anthem, Inc.,
Sr. Unsec’d. Notes
2.375%	01/15/25	15	15,632
Centene Corp.,
Sr. Unsec’d. Notes
2.450%	07/15/28	5	5,024
2.500%	03/01/31	15	14,784
3.375%	02/15/30	5	5,175
4.250%	12/15/27	35	36,629
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30	2	2,059

A4

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Healthcare-Services (cont’d.)
3.910%	10/01/50	5	$5,464
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30	20	21,186
5.375%	02/01/25	30	33,519
5.375%	09/01/26	30	34,344
Sr. Sec’d. Notes
3.500%	07/15/51	15	14,880
4.750%	05/01/23	50	53,135
5.250%	06/15/49	5	6,344
Sutter Health,
Unsec’d. Notes, Series 20A
2.294%	08/15/30	6	6,033
3.361%	08/15/50	4	4,203
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.250%	05/15/51	5	5,331
			287,781
Insurance — 0.5%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30	20	21,844
4.500%	07/16/44	2	2,442
4.800%	07/10/45	3	3,805
Aon Corp.,
Gtd. Notes
2.800%	05/15/30	10	10,452
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	5	5,027
			43,570
Internet — 1.9%
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.900%	08/15/40	5	4,489
2.050%	08/15/50	5	4,368
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.650%	05/12/28	15	15,123
2.500%	06/03/50	10	9,386
2.700%	06/03/60	5	4,704
3.100%	05/12/51	10	10,524
3.150%	08/22/27	35	38,480
3.250%	05/12/61	10	10,619
Expedia Group, Inc.,
Gtd. Notes
2.950%	03/15/31	5	5,065
3.250%	02/15/30	35	36,214
3.600%	12/15/23	5	5,292
Gtd. Notes, 144A
6.250%	05/01/25	3	3,458
Netflix, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/26	18	20,128
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Internet (cont’d.)
5.750%	03/01/24	5	$5,514
			173,364
Iron/Steel — 0.2%
Nucor Corp.,
Sr. Unsec’d. Notes
2.000%	06/01/25	5	5,145
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
1.650%	10/15/27	5	4,947
2.400%	06/15/25	5	5,204
3.250%	10/15/50	5	4,918
			20,214
Machinery-Diversified — 0.0%
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
3.112%	02/15/40	3	3,075
Media — 4.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30	5	5,153
4.750%	03/01/30	8	8,363
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22	25	25,633
4.500%	02/01/24	30	32,450
4.908%	07/23/25	65	73,066
5.050%	03/30/29	25	29,196
6.384%	10/23/35	17	22,329
6.484%	10/23/45	15	20,360
Comcast Corp.,
Gtd. Notes
3.150%	02/15/28	80	86,904
3.999%	11/01/49	15	17,363
4.000%	03/01/48	40	45,802
Gtd. Notes, 144A
2.937%	11/01/56	10	9,491
Discovery Communications LLC,
Gtd. Notes
2.950%	03/20/23	20	20,688
3.800%	03/13/24	20	21,322
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25	5	5,323
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
3.125%	09/01/26	5	5,068
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
4.375%	03/15/43	8	9,162
5.850%	09/01/43	2	2,733

A5

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (continued)
Media (cont’d.)
Walt Disney Co. (The),
Gtd. Notes
3.600%	01/13/51		10	$11,176
				451,582
Mining — 0.2%
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
2.625%	09/23/31		15	14,695
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30		5	4,975
				19,670
Miscellaneous Manufacturing — 1.2%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
2.200%	03/01/32		15	14,571
General Electric Co.,
Sr. Unsec’d. Notes
3.450%	05/01/27		20	21,953
3.625%	05/01/30		25	27,788
4.350%	05/01/50		10	12,052
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, EMTN
0.375%	09/06/23	EUR	30	35,262
				111,626
Oil & Gas — 4.5%
BP Capital Markets America, Inc.,
Gtd. Notes
1.749%	08/10/30		10	9,725
2.939%	06/04/51		5	4,749
3.060%	06/17/41		7	7,062
3.194%	04/06/25		30	32,094
3.379%	02/08/61		5	4,975
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52		5	4,876
Cimarex Energy Co.,
Sr. Unsec’d. Notes
3.900%	05/15/27		5	5,474
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42		6	6,818
Sr. Unsec’d. Notes, 144A
5.250%	10/15/27		15	15,940
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24		30	31,473
3.125%	03/24/31		10	10,369
3.500%	12/01/29		27	28,884
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.375%	04/15/30		5	5,838
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Oil & Gas (cont’d.)
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.992%	03/19/25	15	$15,999
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	15	16,641
5.600%	02/15/41	15	18,645
HollyFrontier Corp.,
Sr. Unsec’d. Notes
2.625%	10/01/23	15	15,493
Marathon Oil Corp.,
Sr. Unsec’d. Notes
4.400%	07/15/27	30	33,740
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/23	25	26,422
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/48	10	9,575
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
0.550%	05/15/23	15	15,012
0.750%	01/15/24	15	14,979
1.125%	01/15/26	5	4,939
1.900%	08/15/30	10	9,563
2.150%	01/15/31	5	4,856
Valero Energy Corp.,
Sr. Unsec’d. Notes
1.200%	03/15/24	50	50,464
2.700%	04/15/23	10	10,323
2.850%	04/15/25	5	5,266
			420,194
Oil & Gas Services — 0.3%
Halliburton Co.,
Sr. Unsec’d. Notes
2.920%	03/01/30	6	6,206
3.800%	11/15/25	20	21,900
			28,106
Packaging & Containers — 0.9%
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
1.570%	01/15/26	30	30,011
WRKCo, Inc.,
Gtd. Notes
3.000%	06/15/33	5	5,216
3.900%	06/01/28	16	17,821
4.650%	03/15/26	25	28,363
			81,411
Pharmaceuticals — 5.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29	125	134,695
3.450%	03/15/22	25	25,225

A6

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
3.800%	03/15/25	10	$10,863
3.850%	06/15/24	25	26,889
4.250%	11/21/49	7	8,288
4.875%	11/14/48	10	12,816
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
2.250%	05/28/31	5	5,081
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24	10	10,630
3.700%	06/06/27	55	60,808
3.794%	05/20/50	5	5,568
Cigna Corp.,
Gtd. Notes
4.125%	11/15/25	45	49,986
4.900%	12/15/48	5	6,382
Sr. Unsec’d. Notes
3.400%	03/15/50	5	5,167
CVS Health Corp.,
Sr. Unsec’d. Notes
1.300%	08/21/27	20	19,685
1.875%	02/28/31	50	48,241
3.000%	08/15/26	12	12,882
4.300%	03/25/28	18	20,525
5.050%	03/25/48	17	21,923
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.550%	05/28/40	5	4,948
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	40	41,701
			532,303
Pipelines — 6.6%
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
3.302%	01/15/35	10	10,670
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	20	23,129
5.875%	03/31/25	30	33,884
Enbridge, Inc. (Canada),
Gtd. Notes, SOFR + 0.400%
0.450%(c)	02/17/23	10	10,024
Gtd. Notes
0.550%	10/04/23	10	10,006
2.900%	07/15/22	25	25,447
4.000%	11/15/49	5	5,599
4.250%	12/01/26	10	11,236
Energy Transfer LP,
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	20	20,799
Sr. Unsec’d. Notes
3.600%	02/01/23	13	13,399
3.750%	05/15/30	50	53,983
4.000%	10/01/27	20	22,065
4.900%	02/01/24	10	10,773
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Pipelines (cont’d.)
5.250%	04/15/29	25	$29,287
5.400%	10/01/47	5	5,962
6.500%	02/01/42	5	6,510
Sr. Unsec’d. Notes, Series 5Y
4.200%	09/15/23	17	18,053
Energy Transfer LP/Regency Energy Finance Corp.,
Sr. Unsec’d. Notes
5.000%	10/01/22	33	34,062
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30	5	5,230
3.125%	07/31/29	5	5,368
3.300%	02/15/53	5	4,911
4.850%	03/15/44	25	30,076
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.400%	09/01/44	19	23,754
Kinder Morgan, Inc.,
Gtd. Notes
4.300%	06/01/25	30	33,133
MPLX LP,
Sr. Unsec’d. Notes
1.750%	03/01/26	35	35,212
4.875%	06/01/25	10	11,161
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.650%	06/01/22	50	50,664
4.300%	01/31/43	5	5,110
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27	30	34,529
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27	25	27,561
			611,597
Real Estate Investment Trusts (REITs) — 4.6%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
1.875%	02/01/33	5	4,715
2.000%	05/18/32	5	4,848
3.800%	04/15/26	25	27,612
American Tower Corp.,
Sr. Unsec’d. Notes
1.600%	04/15/26	20	20,091
2.250%	01/15/22	15	15,081
2.750%	01/15/27	20	21,001
4.000%	06/01/25	75	81,808
4.400%	02/15/26	25	27,932
Boston Properties LP,
Sr. Unsec’d. Notes
2.450%	10/01/33	15	14,613
Camden Property Trust,
Sr. Unsec’d. Notes
2.800%	05/15/30	5	5,278

A7

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	5	$5,249
Crown Castle International Corp.,
Sr. Unsec’d. Notes
1.350%	07/15/25	25	25,115
3.300%	07/01/30	30	31,983
3.650%	09/01/27	20	21,960
4.000%	03/01/27	10	11,141
Equinix, Inc.,
Sr. Unsec’d. Notes
1.800%	07/15/27	26	26,153
3.000%	07/15/50	5	4,781
3.200%	11/18/29	10	10,605
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
1.350%	02/01/27	15	14,846
Mid-America Apartments LP,
Sr. Unsec’d. Notes
1.700%	02/15/31	5	4,749
UDR, Inc.,
Gtd. Notes
3.000%	08/15/31	5	5,235
Ventas Realty LP,
Gtd. Notes
3.000%	01/15/30	5	5,209
VEREIT Operating Partnership LP,
Gtd. Notes
2.200%	06/15/28	5	5,061
2.850%	12/15/32	5	5,193
3.950%	08/15/27	16	17,901
Welltower, Inc.,
Sr. Unsec’d. Notes
2.050%	01/15/29	15	14,914
			433,074
Retail — 2.2%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.450%
0.578%(c)	08/10/22	13	13,003
Sr. Unsec’d. Notes, 144A
0.950%	02/10/26	54	52,913
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.950%	06/15/29	55	59,367
3.350%	04/15/50	5	5,410
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.650%	04/05/29	30	33,194
3.700%	04/15/46	15	16,354
Walmart, Inc.,
Sr. Unsec’d. Notes
2.500%	09/22/41	15	14,946
2.650%	09/22/51	10	9,954
			205,141
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Semiconductors — 4.2%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.800%	10/01/41	5	$5,001
2.950%	04/01/25	5	5,323
2.950%	10/01/51	5	4,997
Applied Materials, Inc.,
Sr. Unsec’d. Notes
3.300%	04/01/27	10	10,997
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	70	76,943
Broadcom, Inc.,
Gtd. Notes
4.110%	09/15/28	38	42,327
4.150%	11/15/30	20	22,179
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33	10	10,363
Intel Corp.,
Sr. Unsec’d. Notes
2.800%	08/12/41	5	4,984
3.050%	08/12/51	15	15,008
KLA Corp.,
Sr. Unsec’d. Notes
4.100%	03/15/29	50	56,929
Lam Research Corp.,
Sr. Unsec’d. Notes
1.900%	06/15/30	15	14,962
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/40	10	11,103
NXP BV/NXP Funding LLC (China),
Gtd. Notes, 144A
4.875%	03/01/24	25	27,274
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A
3.250%	05/11/41	10	10,348
4.300%	06/18/29	35	39,732
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
1.300%	05/20/28	25	24,440
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
2.700%	09/15/51	5	4,933
			387,843
Software — 3.4%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
1.150%	03/01/26	14	13,880
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.750%	07/01/24	50	52,649
3.500%	07/01/29	10	10,891
3.800%	10/01/23	15	15,947
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	11	10,622

A8

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Software (cont’d.)
2.921%	03/17/52	19	$19,766
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/30	75	78,451
3.600%	04/01/50	16	16,017
3.650%	03/25/41	10	10,396
3.850%	04/01/60	5	5,092
3.950%	03/25/51	5	5,297
4.000%	11/15/47	25	26,548
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.000%	09/15/25	5	4,972
1.750%	02/15/31	5	4,758
salesforce.com, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/41	5	4,982
2.900%	07/15/51	5	5,003
3.050%	07/15/61	5	5,065
VMware, Inc.,
Sr. Unsec’d. Notes
2.200%	08/15/31	30	29,369
			319,705
Telecommunications — 6.8%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33	65	63,958
3.800%	12/01/57	13	13,286
4.350%	03/01/29	25	28,667
4.500%	05/15/35	30	35,097
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.300%	11/15/30	24	23,575
4.600%	05/23/29	60	69,623
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.700%	11/15/49	2	2,066
4.300%	02/15/48	2	2,238
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26	25	25,267
Gtd. Notes, 144A
2.250%	02/15/26	20	20,213
Sr. Sec’d. Notes
3.300%	02/15/51	5	4,846
3.500%	04/15/25	60	64,591
4.500%	04/15/50	5	5,840
Sr. Sec’d. Notes, 144A
3.400%	10/15/52	10	9,791
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.500%	09/18/30	10	9,441
1.680%	10/30/30	32	30,392
2.550%	03/21/31	10	10,145
2.650%	11/20/40	35	33,011
2.850%	09/03/41	10	9,761
3.400%	03/22/41	10	10,435
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (continued)
Telecommunications (cont’d.)
3.700%	03/22/61		5	$5,285
4.016%	12/03/29		20	22,680
4.125%	03/16/27		20	22,700
4.329%	09/21/28		30	34,511
4.812%	03/15/39		25	31,041
Sr. Unsec’d. Notes, 144A
2.355%	03/15/32		10	9,901
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/16/24		20	21,441
4.375%	05/30/28		15	17,231
				637,033
Transportation — 1.9%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.550%	02/15/50		5	5,609
4.900%	04/01/44		10	13,099
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.050%	03/05/30		5	4,936
CSX Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/27		10	10,871
3.800%	03/01/28		16	17,846
FedEx Corp.,
Gtd. Notes
3.100%	08/05/29		10	10,677
4.250%	05/15/30		20	22,911
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.900%	06/15/26		14	14,983
3.800%	08/01/28		40	44,773
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.750%	02/05/70		5	5,590
3.799%	10/01/51		9	10,388
Sr. Unsec’d. Notes, 144A
2.891%	04/06/36		11	11,413
				173,096
Trucking & Leasing — 0.6%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	11/01/24		20	20,985
4.000%	07/15/25		25	27,333
4.125%	08/01/23		5	5,297
				53,615
Water — 0.3%
Veolia Environnement SA (France),
Sr. Unsec’d. Notes, EMTN
5.125%	05/24/22	EUR	25	29,975

Total Corporate Bonds (cost $8,724,442)				8,817,289

A9

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations — 4.8%
U.S. Treasury Bonds
1.875%	02/15/41	23	$22,018
2.000%	08/15/51	54	53,457
2.250%	05/15/41	28	28,604
U.S. Treasury Notes
0.250%	06/15/24	68	67,319
0.875%	09/30/26	70	69,628
1.250%	08/15/31	121	117,582
1.625%	05/15/31	81	82,164

Total U.S. Treasury Obligations (cost $447,523)			440,772

Total Long-Term Investments (cost $9,171,965)			9,258,061

Shares
Short-Term Investments — 1.1%
Affiliated Mutual Fund — 0.8%
PGIM Core Ultra Short Bond Fund (cost $79,077)(wb)	79,077	79,077

Interest Rate	Maturity Date	Principal Amount (000)#
Corporate Bond — 0.3%
Electric
Pacific Gas & Electric Co.,
First Mortgage, 3 Month LIBOR + 1.375%
1.500%(c)	11/15/21	25,000	25,010
(cost $25,000)

Total Short-Term Investments (cost $104,077)				104,087

TOTAL INVESTMENTS—100.5% (cost $9,276,042)				9,362,148

Liabilities in excess of other assets(z) — (0.5)%				(43,817)

Net Assets — 100.0%				$9,318,331

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX	Credit Derivative Index
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	2 Year U.S. Treasury Notes	Dec. 2021	$440,109	$(250)
1	20 Year U.S. Treasury Bonds	Dec. 2021	159,219	(3,166)
				(3,416)
Short Positions:
2	5 Year U.S. Treasury Notes	Dec. 2021	245,484	1,091
A10

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Futures contracts outstanding at September 30, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
1	Euro Schatz Index	Dec. 2021	$129,973	$86
				1,177
				$(2,239)
Forward foreign currency exchange contract outstanding at September 30, 2021:
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contract:
Euro,
Expiring 12/15/21	Bank of America, N.A.	EUR	56	$66,420	$64,974	$1,446	$—
Expiring 12/15/21	BNP Paribas S.A	EUR	56	66,333	64,974	1,359	—
				$132,753	$129,948	$2,805	$—
Credit default swap agreements outstanding at September 30, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.37.V1	12/20/26	1.000%(Q)	180	$(4,248)	$(4,353)	$(105)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A11